                                                                [LOGO]
                                                                THE HARTFORD

May 5, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    Classic Hartford Leaders Series II/IIR/III
    File No. 333-101932

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

  1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

  2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 7, 2006.

If you have any additional questions, please feel free to contact me at (860) 843-1941.

Sincerely,

/s/ Richard Wirth

Richard Wirth
Senior Counsel